Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

On March 1, 2020, RDE, Inc. (“RDE”) (formerly known as uBid Holdings, Inc.), a Delaware corporation, including its wholly-owned Delaware operating subsidiary, Restaurant.com, Inc. (collectively, the “Company”), completed an asset purchase agreement with Restaurant.com, Inc., an unrelated Delaware corporation, which was an entity engaged in the business of online marketing for participating restaurants throughout the United States (see Note 3). Accordingly, commencing March 1, 2020, the Company, through Restaurant.com, Inc., has been in the business of connecting digital consumers, businesses and communities with dining and merchant deal options throughout the United States. Unless the context indicates otherwise, “Restaurant.com” refers to the Company’s wholly-owned Delaware operating subsidiary.

On September 25, 2020, the Company changed its name from uBid Holdings, Inc. to RDE, Inc. and the Company’s trading symbol was changed from UBID to RSTN to reflect the Company’s new name and new focus on the Restaurant.com business.

Discontinued Operations

On November 12, 2018, the Company entered into a merger transaction with SkyAuctions Inc. (“SkyAuctions”) pursuant to which all of the shareholders of SkyAuctions exchanged their shares of common stock of SkyAuctions for 1,102,422 shares of the Company’s common stock and a three-year secured promissory note for $2,500,000 with interest at 3% per annum.

On July 1, 2020, the Company entered into a Consent and Agreement to Stock Sale Agreement and Mutual Release Agreement to relinquish control of SkyAuctions, the result of which was the Company effectively disposed of SkyAuctions as of such date and the secured promissory note payable of $2,500,000 and accrued interest payable of $179,483 were extinguished (see Note 3).

Comparative financial information presented for the year ended December 31, 2020 has been reclassified to present SkyAuctions as a discontinued operation.

Going Concern

During the year ended December 31, 2021, the Company incurred a net loss of $4,991,223, utilized cash in operations of $1,260,191, and had a stockholders’ deficiency of $3,019,739 as of December 31, 2021. At December 31, 2021, the Company had cash of $1,930,325 and working capital of $224,160 available to fund its operations, including expansion plans, and to service its debt.

The Company’s consolidated financial statements have been presented on the basis that it will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has experienced operating losses and negative operating cash flows during 2020 and 2021. The Company has financed its working capital requirements through borrowings from various sources and the sale of its equity securities.

The Company’s operations have been significantly and negatively impacted by the COVID-19 pandemic. Due to the uncertain and rapidly evolving nature of current conditions around the world, the Company is unable to predict accurately the impact that the COVID-19 pandemic will have on its business going forward. The Company expects the COVID-19 pandemic and its effects to continue to have a significant adverse impact on its business for the duration of the pandemic and during the subsequent economic recovery, which could be for an extended period of time.

As a result, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s independent registered public accounting firm, in its report on the Company’s consolidated financial statements for the year ended December 31, 2021, has also expressed substantial doubt about the Company’s ability to continue as a going concern. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company’s ability to continue as a going concern is dependent upon its ability to raise additional debt or equity capital to fund its business activities and to ultimately achieve sustainable operating revenues and profitability.

As market conditions present uncertainty as to the Company’s ability to secure additional funds, there can be no assurances that the Company will be able to secure additional financing on acceptable terms, as and when necessary to continue to conduct operations. There is also significant uncertainty as to the effect that the coronavirus may have on the Company’s business plans and the amount and type of financing available to the Company in the future.

If the Company is unable to obtain the cash resources necessary to satisfy the Company’s ongoing cash requirements, the Company could be required to scale back its business activities or to discontinue its operations entirely.

Reverse Stock Split

On April 20, 2020, the Company effected a 1-for-150 reverse split of its outstanding shares of common stock. No fractional shares were issued in connection with the reverse stock split, with any fractional shares being rounded up to the nearest whole share.

All share and per share amounts and information presented herein have been retroactively adjusted to reflect the reverse stock split for all periods presented.

Reclassifications

Certain prior year amounts, consisting primarily of accrued interest payable relating to notes payable, have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations, total stockholders’ deficiency or cash flows from operations.